Shareholder Report, Average Annual Return (Details) 192300_FMI Large Cap Fund_Institutional Class_TSR SemiAnnual {Institutional Class}	6 Months Ended	12 Months Ended	60 Months Ended	113 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent		(0.38%)	5.22%	9.28%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent		17.80%	12.06%	14.57%
iShares® Russell 1000 Value ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	iShares® Russell 1000 Value ETF
Average Annual Return, Percent		7.06%	15.97%	10.33%